Valuation Accounts (Detail) (Accounts receivable, allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 14,891	$ 8,025	$ 7,840
Additions Charged to Expense (Recovery)	(474)	8,084	1,525
Deductions Credited and Write-Offs	(2,278)	(1,218)	(1,340)
Balance at End of Year	$ 12,139	$ 14,891	$ 8,025